Expense Example - Anydrus Advantage ETF [Member]	Jul. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 214
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	$ 2,480